Equity (Schedule of Stock Options Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.80%	1.10%	1.60%
Risk-free interest rate, Maximum	2.20%	1.50%	1.90%
Expected option term (years)			6 years
Expected share price volatility, Minimum	52.60%	53.60%	50.10%
Expected share price volatility, Maximum	54.00%	56.10%	53.50%
Dividend yield
Weighted average grant date fair value	$ 11.10	$ 12.36	$ 15.49
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	5 years 1 month 6 days	5 years 2 months 12 days
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term (years)	6 years	6 years